CONVERTIBLE NOTES (Narrative) (Details) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended	9 Months Ended
	Feb. 10, 2022 USD ($) $ / shares	Feb. 04, 2022 USD ($) $ / shares shares	Jan. 02, 2022 USD ($)	Jul. 02, 2021 USD ($)	Jan. 02, 2021 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2022 USD ($) $ / shares	May 31, 2022 USD ($)	May 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs									$ 128	$ 0
Equity issuance, price per share | $ / shares								$ 2.38
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 20,000	$ 19,990	19,990
Convertible notes interest rate							6 7/8
Convertible note derivatives							$ 5,380
Transaction costs							1,050
Value attributed to debt portion of convertible notes							$ 13,570
Amount of shares issued on conversion of convertible note	$ 8,000	$ 11,990
Equity issuance, price per share | $ / shares	$ 1.695	$ 1.695
Shares issued for interest on convertible notes (Shares) | shares		11,793,509
Gain on settlement of the convertible notes									$ 144
Payments for interest on convertible notes			$ 687	$ 687	$ 687	$ 139